Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Forethought Variable Insurance Trust
Entity Central Index Key	0001580353
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000130709
Shareholder Report [Line Items]
Fund Name	Global Atlantic American Funds<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(21, 65, 151); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Managed Risk Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic American Funds® Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	10 Years
Class II	10.78%	5.39%	6.78%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative	11.34%	5.93%	6.71%
MSCI World Index	21.09%	12.15%	12.17%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions.

AssetsNet	$ 138,340,711
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 666,222
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$138,340,711
Total advisory fees paid	$666,222
Total number of portfolio holdings	11
Period portfolio turnover rate	23%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Variable Insurance Trusts - Equity Funds	53.8%
Variable Insurance Trusts - Debt Funds	33.5%
Mutual Funds	8.5%
Short-Term Investments	4.4%
Other Assets Less Liabilities - Net	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000130712
Shareholder Report [Line Items]
Fund Name	Global Atlantic Balanced Managed Risk Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic Balanced Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	10 Years
Class II	8.46%	3.83%	5.07%
S&P Global Managed Risk LargeMidCap Index - Conservative	10.52%	4.87%	5.95%
MSCI World Index	21.09%	12.15%	12.17%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions. From October 1, 2016 to May 1, 2021, BlackRock Financial Management, Inc. served as a sub-adviser to the Capital Appreciation and Income Component of the Portfolio. In addition, effective May 1, 2021 the sub-adviser to the Capital Appreciation and Income Component of the Portfolio changed from BlackRock Financial Management, Inc. to BlackRock Investment Management, LLC. No changes were made to the Portfolio’s principal investment strategies or to the portfolio management team as a result of the change in sub-adviser.

AssetsNet	$ 64,821,861
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 346,673
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$64,821,861
Total advisory fees paid	$346,673
Total number of portfolio holdings	27
Period portfolio turnover rate	33%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	51.3%
Exchange Traded Funds - Debt Funds	44.6%
Short-Term Investments	4.1%
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Material Fund Change [Text Block]
C000130710
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Selects Managed Risk Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Selects Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	10 Years
Class II	9.13%	4.58%	5.19%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative	11.34%	5.93%	6.71%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to May 1, 2019, the Capital Appreciation and Income Component of the Portfolio was managed pursuant to a different investment strategy by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser and the prior investment strategy.

AssetsNet	$ 132,318,881
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 745,253
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$132,318,881
Total advisory fees paid	$745,253
Total number of portfolio holdings	26
Period portfolio turnover rate	84%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	46.3%
Exchange Traded Funds - Debt Funds	27.6%
Variable Insurance Trusts - Asset Allocation Fund	20.3%
Short-Term Investments	5.9%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000141021
Shareholder Report [Line Items]
Fund Name	Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (formerly, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio) (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355-1820.
Additional Information Phone Number	1 (877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$119	1.19%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.19%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	10 Years
Class II	5.63%	4.50%	6.72%
S&P 500 Managed Risk Index - Moderate	7.47%	8.36%	8.78%
S&P 500® Index	17.88%	14.42%	14.82%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to July 5, 2017, the fixed-income sleeve of the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions. The sub-adviser to the equity sleeve of the Capital Appreciation and Income Component of the Portfolio changed effective March 1, 2018 due to an organizational restructuring whereby all of the investment personnel responsible for the management of the equity sleeve transitioned from Franklin Advisory Services, LLC to Franklin Advisers.

AssetsNet	$ 154,646,754
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 1,263,238
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$154,646,754
Total advisory fees paid	$1,263,238
Total number of portfolio holdings	378
Period portfolio turnover rate	20%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks	70.8%
Corporate Bonds and Notes	11.3%
Agency Mortgage Backed Securities	8.2%
Short-Term Investments	6.3%
Asset Backed and Commercial Backed Securities	4.6%
U.S. Treasury Securities and Agency Bonds	2.7%
Other Investments	1.1%
Other Assets Less Liabilities - Net	(5.0)%
Total	100.0%

Material Fund Change [Text Block]

MATERIAL CHANGES TO THE FUND DURING THE PERIOD

Effective May 1, 2025, the Fund changed its name from the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio to the Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio.

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus dated May 1, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2026 at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ or upon request by calling 1 (877) 355-1820.

C000141028
Shareholder Report [Line Items]
Fund Name	Global Atlantic Moderate Managed Risk Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic Moderate Managed Risk Portfolio (formerly, Global Atlantic Moderate Growth Managed Risk Portfolio) (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355-1820.
Additional Information Phone Number	1 (877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	10 Years
Class II	9.24%	5.22%	6.05%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative	11.34%	5.93%	6.71%
MSCI World Index	21.09%	12.15%	12.17%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions. From October 1, 2016 to May 1, 2021, BlackRock Financial Management, Inc. served as a sub-adviser to the Capital Appreciation and Income Component of the Portfolio. In addition, effective May 1, 2021 the sub-adviser to the Capital Appreciation and Income Component of the Portfolio changed from BlackRock Financial Management, Inc. to BlackRock Investment Management, LLC. No changes were made to the Portfolio’s principal investment strategies or to the portfolio management team as a result of the change in sub-adviser.

AssetsNet	$ 81,558,988
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 432,027
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$81,558,988
Total advisory fees paid	$432,027
Total number of portfolio holdings	27
Period portfolio turnover rate	31%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	66.0%
Exchange Traded Funds - Debt Funds	29.7%
Short-Term Investments	4.4%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

Material Fund Change [Text Block]

MATERIAL CHANGES TO THE FUND DURING THE PERIOD

Effective May 1, 2025, the Fund changed its name from the Global Atlantic Moderate Growth Managed Risk Portfolio to the Global Atlantic Moderate Managed Risk Portfolio.

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus dated May 1, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2026 at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ or upon request by calling 1 (877) 355-1820.

C000141029
Shareholder Report [Line Items]
Fund Name	Global Atlantic Moderately Aggressive Managed Risk Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic Moderately Aggressive Managed Risk Portfolio (formerly, Global Atlantic Growth Managed Risk Portfolio) (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355-1820.
Additional Information Phone Number	1 (877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	10 Years
Class II	10.20%	6.71%	6.81%
S&P Global Managed Risk LargeMidCap Index - Moderate Aggressive	12.57%	7.87%	8.11%
S&P 500® Index	17.88%	14.42%	14.82%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions. From October 1, 2016 to May 1, 2021, BlackRock Financial Management, Inc. served as a sub-adviser to the Capital Appreciation and Income Component of the Portfolio. In addition, effective May 1, 2021 the sub-adviser to the Capital Appreciation and Income Component of the Portfolio changed from BlackRock Financial Management, Inc. to BlackRock Investment Management, LLC. No changes were made to the Portfolio’s principal investment strategies or to the portfolio management team as a result of the change in sub-adviser.

AssetsNet	$ 248,076,279
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,230,825
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$248,076,279
Total advisory fees paid	$1,230,825
Total number of portfolio holdings	26
Period portfolio turnover rate	32%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	82.3%
Exchange Traded Funds - Debt Funds	13.7%
Short-Term Investments	4.1%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

Material Fund Change [Text Block]

MATERIAL CHANGES TO THE FUND DURING THE PERIOD

Effective May 1, 2025, the Fund changed its name from the Global Atlantic Growth Managed Risk Portfolio to the Global Atlantic Moderately Aggressive Managed Risk Portfolio.

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus dated May 1, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2026 at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ or upon request by calling 1 (877) 355-1820.

C000130713
Shareholder Report [Line Items]
Fund Name	Global Atlantic Select Advisor Managed Risk Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic Select Advisor Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	10 Years
Class II	8.75%	5.56%	6.65%
S&P Global Managed Risk LargeMidCap Index - Moderate	11.89%	6.92%	7.42%
MSCI World Index	21.09%	12.15%	12.17%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions.

AssetsNet	$ 62,882,358
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 155,246
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$62,882,358
Total advisory fees paid	$155,246
Total number of portfolio holdings	16
Period portfolio turnover rate	37%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Variable Insurance Trusts - Equity Funds	61.2%
Variable Insurance Trusts - Debt Funds	17.2%
Exchange Traded Funds - Equity Funds	10.4%
Exchange Traded Funds - Debt Funds	6.6%
Short-Term Investments	4.6%
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Material Fund Change [Text Block]
C000130711
Shareholder Report [Line Items]
Fund Name	Global Atlantic Wellington Research Managed Risk Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic Wellington Research Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	10 Years
Class II	8.38%	5.32%	6.89%
S&P 500 Managed Risk Index - Moderate Conservative	7.41%	7.19%	7.94%
MSCI World Index	21.09%	12.15%	12.17%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 273,617,219
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 2,213,901
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$273,617,219
Total advisory fees paid	$2,213,901
Total number of portfolio holdings	574
Period portfolio turnover rate	99%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks	62.9%
U.S. Treasury Securities and Agency Bonds	15.1%
Agency Mortgage Backed Securities	8.5%
Corporate Bonds and Notes	7.6%
Short-Term Investments	3.7%
Asset Backed and Commercial Backed Securities	2.4%
Other Investments	0.8%
Other Assets Less Liabilities - Net	(1.0)%
Total	100.0%

Material Fund Change [Text Block]